Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

		Accumulated	Net book
December 31, 2019	Cost	amortization	value
Patents and trademarks	$20,386	$9,333	$11,053
Technology	5,457	4,917	540
Customer contracts	12,150	10,668	1,482
Other intangibles	328	328	—
Total	$38,321	$25,246	$13,075

		Accumulated	Net book
December 31, 2018	Cost	amortization	value
Patents and trademarks	$21,142	$7,978	$13,164
Technology	5,150	4,369	781
Customer contracts	12,355	9,476	2,879
Other intangibles	334	329	5
Total	$38,981	$22,152	$16,829